Warrants liability (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Warrants liability
Warrants liability | $	$ 2,767
Total | $	$ 2,767
Maturity term	5 years
Redemption price | $ / shares	$ 0.01
Threshold price | $ / shares	18.00
Quoted price | $ / shares	$ 0.10
Ordinary shares
Warrants liability
Shares issuance upon exercise of warrants	27,529,987
Number of ordinary shares entitles in each warrant	1
Exercise price | $ / shares	$ 11.50
Ordinary shares | NETC Warrants, condition one
Warrants liability
Shares issuance upon exercise of warrants	13,799,987
Ordinary shares | NETC Warrants, condition two
Warrants liability
Shares issuance upon exercise of warrants	13,730,000
Public Warrants | NETC Warrants, condition one
Warrants liability
Shares issuance upon exercise of warrants	13,799,987
Private Warrants | NETC Warrants, condition two
Warrants liability
Shares issuance upon exercise of warrants	13,730,000